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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SkyTop Capital Management LLC
Address: 595 Madison Avenue, 16th Floor, New York, New York 10022

Form 13F File Number:  28-14206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lisa Hess
Title: President and Managing Member
Phone: (212) 554-2383

Signature, Place, and Date of Signing:


       /s/ Lisa Hess                   New York, NY          April 25, 2012
--------------------------------   ---------------------    ------------------
           (Name)                      (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:   23 Items
Form 13F Information Table Value Total:   $253,166
                                        (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
COLUMN 1                         COLUMN 2     COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
----------------------------  --------------  ---------  ------------  ----------        --------  --------  ----------------
                                                         MARKET VALUE    SHARES/    SH/  INVSTMT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X $1000)    PRN AMT.    PRN  DISCRETN  MANAGERS        SOLE
----------------------------  --------------  ---------  ------------  ----------  ----  --------  --------  ----------------
AMERICAN AXLE & MFG HLDGS IN  COM             024061103         7,612     650,000   SH     SOLE      NONE             650,000
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109         8,895     605,953   SH     SOLE      NONE             605,953
CALPINE CORP                  COM NEW         131347304        17,570   1,020,943   SH     SOLE      NONE           1,020,943
CARNIVAL CORP                 PAIRED CTF      143658300        13,634     425,000   SH     SOLE      NONE             425,000
CF INDS HLDGS INC             COM             125269100        24,658     135,000   SH     SOLE      NONE             135,000
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305        18,994     299,360   SH     SOLE      NONE             299,360
CINCINNATI BELL INC NEW       COM             171871106           978     243,332   SH     SOLE      NONE             243,332
CIT GROUP INC                 COM NEW         125581801         4,755     115,300   SH     SOLE      NONE             115,300
EARTHLINK INC                 COM             270321102         3,067     383,900   SH     SOLE      NONE             383,900
FORD MTR CO DEL               COM PAR $0.01   345370860        10,317     827,000   SH     SOLE      NONE             827,000
GENERAL MTRS CO               COM             37045V100        10,834     422,366   SH     SOLE      NONE             422,366
LAMAR ADVERTISING CO          CL A            512815101        22,100     681,900   SH     SOLE      NONE             681,900
LEAR CORP                     COM NEW         521865204         5,789     124,532   SH     SOLE      NONE             124,532
LEVEL 3 COMMUNICATIONS INC    COM NEW         52729N308         7,719     300,000   SH     SOLE      NONE             300,000
LOUISIANA PAC CORP            COM             546347105        15,795   1,689,330   SH     SOLE      NONE           1,689,330
MARATHON PETE CORP            COM             56585A102        13,008     300,000   SH     SOLE      NONE             300,000
MCDERMOTT INTL INC            COM             580037109         8,451     659,729   SH     SOLE      NONE             659,729
MICRON TECHNOLOGY INC         COM             595112103         8,095   1,000,000   SH     SOLE      NONE           1,000,000
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104        16,212     240,000   SH     SOLE      NONE             240,000
ROCK-TENN CO                  CL A            772739207        17,111     253,278   SH     SOLE      NONE             253,278
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605        10,267     650,000   SH     SOLE      NONE             650,000
TRW AUTOMOTIVE HLDGS CORP     COM             87264S106         5,466     117,674   SH     SOLE      NONE             117,674
U S G CORP                    COM NEW         903293405         1,839     106,935   SH     SOLE      NONE             106,935

                                                              253,166  11,251,532                                  11,251,532
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